UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10349

        Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 3.9% (2.6% of Total Investments)
$ 190	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	B–	$189,181
	5.350%, 4/01/08
1,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,239,528
	9/01/39 – XLCA Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	317,614
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	575,374
	Center, Series 2006A, 5.000%, 12/01/31

2,350	Total Consumer Discretionary			2,321,697

	Consumer Staples – 2.3% (1.6% of Total Investments)
755	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	708,024
	Series 2002, 5.375%, 5/15/33
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/11 at 100.00	Baa3	737,856
	Bonds, Series 2001, 5.000%, 5/15/31

1,555	Total Consumer Staples			1,445,880

	Education and Civic Organizations – 16.6% (11.0% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	1,126,301
	Series 2002, 5.125%, 9/01/22
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	512,230
	Series 2006, 5.625%, 9/01/38
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	659,732
	Series 2004, 5.250%, 4/01/34
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB–	255,085
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,	1/11 at 101.00	AAA	430,409
	Series 2000, 5.250%, 7/01/30 – FSA Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	502,395
	Series 2004, 5.125%, 7/01/34
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	537,682
	College of Art, Series 2007, 5.000%, 6/01/36
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	509,010
	High School, Series 2005A, 6.000%, 5/01/35
590	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	618,462
	Center Project, Series 2005A, 5.000%, 5/01/18
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	AAA	518,860
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	520,845
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured
1,140	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B,	4/11 at 100.00	AA	1,150,214
	4.500%, 4/01/19
1,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A,	4/13 at 100.00	AA	1,044,170
	5.000%, 4/01/19
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA	680,654
	5.000%, 10/01/22
950	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	913,853
	5.000%, 11/01/31

9,805	Total Education and Civic Organizations			9,979,902

	Health Care – 26.6% (17.6% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	1,008,970
	Medical Center, Series 1998, 5.125%, 7/01/33 – FSA Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	789,508
	Hospital, Series 2004, 5.500%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,034,800
	General Hospital, Series 2002, 6.000%, 7/01/26
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	699,428
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
715	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa1	684,276
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	479,930
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	634,017
	Medical Center, Series 2001, 5.000%, 7/01/34
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	619,977
	Hospital, Series 2004, Inverse 1003, 6.490%, 7/01/33 (IF)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	1,001,150
	Institute, Series 2003, 5.500%, 7/01/33
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	521,556
	System, Series 2004A, 5.125%, 7/01/34
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	707,665
	Series 2004, 5.375%, 8/15/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	A–	1,515,300
	Center, Series 2001, 5.625%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	674,100
	Medical Center, Series 2006, 5.000%, 7/01/36
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	1,430,220
	Cecil County, Series 2005, 5.000%, 7/01/40
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A	2,006,720
	Maryland Medical System, Series 2001, 5.250%, 7/01/28
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group,	12/11 at 100.00	Aa2	1,633,184
	Series 2001, 5.125%, 12/01/22
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/08 at 100.00	B3	566,496
	5.300%, 7/01/24

16,210	Total Health Care			16,007,297

	Housing/Multifamily – 9.6% (6.4% of Total Investments)
10	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	5/11 at 100.00	Aa2	10,102
	Revenue Bonds, Series 2001A, 5.100%, 5/15/28
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	12/11 at 100.00	Aaa	3,172,802
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,119,812
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B2	969,110
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	529,740
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured

5,785	Total Housing/Multifamily			5,801,566

	Housing/Single Family – 6.6% (4.3% of Total Investments)
300	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	292,575
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	972,240
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	784,397
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)
500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	469,095
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)
850	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	9/10 at 100.00	Aa2	853,613
	5.350%, 9/01/32 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	576,480
	4.750%, 9/01/25 (Alternative Minimum Tax)

4,065	Total Housing/Single Family			3,948,400

	Industrials – 2.6% (1.7% of Total Investments)
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	390,259
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,151,058
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

1,560	Total Industrials			1,541,317

	Long-Term Care – 3.3% (2.2% of Total Investments)
650	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	609,622
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	292,404
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
500	5.000%, 1/01/17	No Opt. Call	N/R	484,915
220	5.250%, 1/01/27	1/17 at 100.00	N/R	207,368
435	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	BBB+	379,859
	Retirement Community, Series 2007, 4.750%, 7/01/34

2,105	Total Long-Term Care			1,974,168

	Tax Obligation/General – 30.0% (19.8% of Total Investments)
750	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water and Sewerage,	8/09 at 101.00	AAA	757,185
	Series 1999, 4.500%, 8/01/19
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
845	5.000%, 3/01/21	3/16 at 100.00	AAA	887,664
650	5.000%, 3/01/21	3/16 at 100.00	AAA	682,819
750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AAA	776,295
	5.000%, 10/15/22 – AMBAC Insured
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	322,785
	Cecil County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA–	998,751
1,020	4.600%, 8/01/19	8/11 at 101.00	AA–	1,037,881
750	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006,	No Opt. Call	AA	805,838
	5.000%, 11/01/20
200	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	211,120
	Development Authority, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	642,156
500	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	535,165
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001,	12/11 at 101.00	AA–	524,958
	4.750%, 12/01/19
1,000	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/16	2/14 at 100.00	AAA	1,061,820
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,078,840
	2005A, 5.000%, 7/01/15
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding	10/11 at 101.00	AAA	5,002,682
	Bonds, Series 2001, 5.250%, 10/01/18
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	784,453
	FSA Insured
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	858,160
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,072,700
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16

17,150	Total Tax Obligation/General			18,041,272

	Tax Obligation/Limited – 17.9% (11.8% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A,	1/15 at 101.00	N/R	588,938
	5.350%, 7/01/34
535	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	539,622
	Project, Series 2002, 5.000%, 7/01/12
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	560,655
	Series 2003A, 5.000%, 5/01/15
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,625,014
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,703,940
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	345,492
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,108,750
	5.500%, 2/01/16
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,496,999
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	AA	1,019,180
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
270	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	245,516
	2005, 5.200%, 7/01/34
475	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	433,908
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,086,580
	7/01/31 – AMBAC Insured

10,430	Total Tax Obligation/Limited			10,754,594

	Transportation – 2.8% (1.8% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	7/11 at 100.00	AAA	656,955
1,000	5.000%, 7/01/34 – AMBAC Insured	7/11 at 100.00	AAA	1,006,510

1,650	Total Transportation			1,663,465

	U.S. Guaranteed – 23.3% (15.4% of Total Investments) (4)
1,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,563,915
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
100	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	105,753
100	5.800%, 9/01/30 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	105,871
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington
	Episcopal Life Care Community Inc., Series 2001A:
31	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R (4)	32,138
25	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R (4)	27,468
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AAA	1,330,774
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1 (4)	1,327,488
	College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)
1,090	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,235,035
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2001:
1,000	5.250%, 12/01/20 (Pre-refunded 12/01/11) – FGIC Insured	12/11 at 101.00	AAA	1,070,770
2,820	5.250%, 12/01/21 (Pre-refunded 12/01/11) – FGIC Insured	12/11 at 101.00	AAA	3,019,571
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,148,170
	5.500%, 10/01/40
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,064,460
	6.000%, 7/01/26 (Pre-refunded 7/01/10)

13,176	Total U.S. Guaranteed			14,031,413

	Utilities – 3.4% (2.2% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – MBIA Insured	10/09 at 101.00	AAA	1,026,890
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,002,560
	7.400%, 9/01/19 (Alternative Minimum Tax)

2,000	Total Utilities			2,029,450

	Water and Sewer – 2.3% (1.6% of Total Investments)
500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AAA	516,000
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AAA	557,113
	AMBAC Insured
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	383,187
	2005A, 5.000%, 9/01/15

1,395	Total Water and Sewer			1,456,300

$ 89,236	Total Investments (cost $90,390,364) – 151.2%			90,996,721

	Other Assets Less Liabilities – 2.0%			1,167,499

	Preferred Shares, at Liquidation Value – (53.2)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$60,164,220

Forward Swaps outstanding at August 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Royal Bank
of Canada	$800,000	Pay	SIFM	4.335%	Quarterly	8/6/08	8/6/37	$16,912

SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $90,441,173.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 1,699,519
Depreciation	(1,143,971)

Net unrealized appreciation (depreciation) of investments	$ 555,548

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.